Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)	12 Months Ended
Dec. 31, 2021
Disclosure Of Reconciliation Of Consolidated Adjusted Ebitda [Abstract]
Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)

41 Adjusted earnings before interest, tax, depreciation and amortisation (Adjusted EBITDA)

Management supplementally presents the performance measure Adjusted EBITDA because it monitors this performance measure at a consolidated level and it believes that this measure is relevant to an understanding of the Group’s financial performance. Adjusted EBITDA is calculated by adjusting profit or loss from continuing operations to exclude the impact of taxation, net finance income/(costs), depreciation, amortisation, government grants only related to depreciation of property, plant and equipment (PPE) and share of profit of equity-method investees.

Adjusted EBITDA is not a defined performance measure in IFRS. The Group’s definition of Adjusted EBITDA may not be comparable with similarly titled performance measures and disclosures by other entities.

The following tables show the reconciliation of Adjusted EBITDA to profit/(loss) for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
Profit/(loss) for the year	4,385	(24,906)	(33,680)
Income tax expense	4,389	4,341	2,335
Profit/(loss) before tax	8,774	(20,565)	(31,345)
Adjustments for:
- Addition (subtraction) of net finance income/(costs)	(331)	11,415	9,868
- Addition (subtraction) of share of profit/(loss) equity-method inv.	(3,561)	(1,455)	(1,011)
- Addition of depreciation	20,281	23,258	24,196
- Addition of amortisation	1,090	907	917
- Subtraction of government grants related to PPE	(1,306)	(1,241)	(1,626)
Adjusted EBITDA	24,947	12,319	999